INCOME TAXES (Details 3) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards	$ 10,217	$ 7,440
Deferred Tax Assets, Tax Credit Carryforwards, Research	673	543
Capitalized research	1,696	1,319
Stock based Compensation	403	55
Accruals and reserves	297	502
Inventory allowance	710	687
Debt Issuance Costs	493
Right-of-use Lease liability	132	242
Other	3	3
Gross deferred income tax assets	14,624	10,791
Less: Valuation allowance	(14,429)	(10,483)
Net Deferred Income Tax Assets, net of valuation allowance	195	308
Right-of-use asset	(129)	(223)
Depreciation and amortization	(66)	(85)
Total Deferred Tax Liability	(195)	(308)
Net Deferred Income Tax Assets, net of valuation allowance